Significant Judgements	12 Months Ended
Mar. 31, 2022
Disclosure of Significant Judgements [Abstract]
Significant Judgements [Text Block]

3. Significant Judgements

(a) Functional currency

The functional currency of the Company has been assessed by management based on consideration of the currency and economic factors that mainly influence the Company's digital currencies, operating and maintenance costs, financing and related transactions. Specifically, the Company considers the currencies in which digital currencies are most commonly denominated and the currencies in which expenses are settled, by each entity, as well as the currency in which each entity receives or raises financing. Changes to these factors may have an impact on the judgment applied in the determination of the Company's functional currency.

(b) Digital currencies - accounting

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for accounting for the revenue recognition from digital currency mining as well as subsequent measurement of digital currencies held. Management has determined that revenues should be recognized as the fair value of digital currencies received in exchange for mining services on the date that digital currencies are received and subsequently measured as an intangible asset. Management has exercised significant judgement in determining the appropriate accounting treatment. In the event authoritative guidance is issued by the IASB, the Company may be required to change its accounting policies, which could have a material effect on the Company's financial statements.

(c) Assessment of transactions as an asset acquisition or business combination

Management determines whether assets acquired and liabilities assumed constitute a business. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Whether an acquisition is classified as a business combination or asset acquisition can have a significant impact on the presentation made on and after acquisition.

The Company completed two acquisitions in April 2020 and April 2021 both of which have been accounted for as business combinations as indicated in Note 6 and Note 7 respectively.